WBI BullBear Quality 3000 ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.2%
	Capital Goods - 14.8%
5,937	Crane Co.	$642,858
18,793	Emerson Electric Co.	1,842,654
3,631	W.W. Grainger, Inc.	1,872,834
5,682	Watsco, Inc. +	1,730,964

		6,089,310

	Energy - 17.1%
4,978	Chevron Corp.	810,568
13,339	Devon Energy Corp.	788,735
5,859	Diamondback Energy, Inc.	803,152
16,603	EOG Resources, Inc.	1,979,576
56,215	Kinder Morgan, Inc.	1,063,025
2,409	Pioneer Natural Resources Co. +	602,322
24,191	Schlumberger, Ltd. (a)	999,330

		7,046,708

	Food & Staples Retailing - 4.8%
3,423	Costco Wholesale Corp.	1,971,134

	Food, Beverage & Tobacco - 4.8%
31,656	The Coca-Cola Co.	1,962,672

	Health Care Equipment & Services - 8.2%
3,542	Anthem, Inc.	1,739,901
3,213	UnitedHealth Group, Inc. +	1,638,534

		3,378,435

	Household & Personal Products - 1.9%
4,997	Procter & Gamble Co.	763,542

	Insurance - 12.5%
5,782	Aon PLC - ADR(a)	1,882,793
7,712	Chubb, Ltd. - ADR(a)	1,649,597
62,691	Old Republic International Corp.	1,621,816

		5,154,206

	Media & Entertainment - 4.9%
23,708	Omnicom Group, Inc. +	2,012,335

	Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
7,770	AbbVie, Inc.	1,259,595
9,650	Johnson & Johnson	1,710,269

		2,969,864

	Retailing - 3.7%
7,185	Target Corp.	1,524,801

	Semiconductors & Semiconductor Equipment - 4.3%
2,823	Broadcom, Inc.	1,777,587

	Software & Services - 2.1%
6,396	Global Payments, Inc.	875,229

	Technology Hardware & Equipment - 8.8%
11,142	Apple, Inc.	1,945,505
29,577	Cisco Systems, Inc.	1,649,213

		3,594,718

	Transportation - 4.1%
7,901	United Parcel Service, Inc. - Class B	1,694,448

	TOTAL COMMON STOCKS (Cost $39,755,148)	40,814,989

Shares/Amount	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.4%
5,908,614	Mount Vernon Liquid Assets Portfolio, LLC, 0.39%(b)(c)	5,908,614

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,908,614)	5,908,614

	TOTAL INVESTMENTS - 113.6% (Cost $45,663,762)	46,723,603
	Liabilities in Excess of Other Assets - (13.6)%	(5,584,062)

	NET ASSETS - 100.0%	$41,139,541

ADR	American Depository Receipt
PLC	Public Limited Company

+	All or portion of this security is on loan as of March 31, 2022. Total value of securities on loan is $5,684,307.
(a)	Foreign issued security. Foreign concentration is as follows: United Kingdom: 4.58%, Switzerland: 4.01% and Curacao: 2.43%.
(b)	The rate quoted is the annualized seven-day yield as of March 31, 2022.
(c)	Privately offered liquidity fund.

The accompanying notes are an integral part of these schedules of investments.